Other Comprehensive Income (Tables)	3 Months Ended
Jun. 30, 2014
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	4,902	-	(125,052)	(120,150)	(2,318)	(122,468)
Amounts reclassified from AOCI	9,974	7,885	-	17,859	-	17,859
Other comprehensive income (loss) after reclassifications	14,876	7,885	(125,052)	(102,291)	(2,318)	(104,609)
Balance at June 30, 2013	$(123,465)	$(171,538)	$(299,401)	$(594,404)	$551	$(593,853)

Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)
Other comprehensive income (loss) before reclassifications	(2,057)	-	(9,535)	(11,592)	249	(11,343)
Amounts reclassified from AOCI	12,146	5,489	-	17,635	-	17,635
Other comprehensive income (loss) after reclassifications	10,089	5,489	(9,535)	6,043	249	6,292
Balance at June 30, 2014	$(111,767)	$(136,498)	$(296,279)	$(544,544)	$1,074	$(543,470)

Other Comprehensive Income Reclassifications [Text Block]
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the six months ended June 30,
	2014	2013
(Gain) Loss related to cash flow hedges
Interest rate contracts	$14,680	$13,094	Interest income/expense
Foreign exchange contracts	2,295	514	Costs of Revenue
Foreign exchange contracts	-	735	Interest income/expense
	16,975	14,343	Total before tax
	(4,829)	(4,369)	Tax expense or benefit
	$12,146	$9,974	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	8,709	12,788	(1)
	8,709	12,788	Total before tax
	(3,220)	(4,903)	Tax expense or benefit
	$5,489	$7,885	Net of tax
Total reclassifications for the period	$17,635	$17,859	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).